SP FUNDS S&P 500 SHARIA INDUSTRY EXCLUSIONS ETF

Schedule of Investments at August 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Apparel - 1.2%
Nike, Inc. - Class B	5,872	$967,353
Tapestry, Inc. (1)	1,269	51,166
Under Armour, Inc. - Class A (1)	870	20,132
Under Armour, Inc. - Class C (1)	891	17,873
VF Corp.	1,478	113,023
		1,169,547
Auto Manufacturers - 2.9%
Cummins, Inc.	668	157,635
Tesla, Inc. (1)	3,548	2,610,334
		2,767,969
Auto Parts & Equipment - 0.2%
Aptiv PLC (1)	1,246	189,629

Beverages - 2.3%
The Coca-Cola Co.	17,876	1,006,598
Monster Beverage Corp. (1)	1,699	165,771
PepsiCo, Inc.	6,364	995,266
		2,167,635
Biotechnology - 2.6%
Amgen, Inc.	2,645	596,527
Biogen, Inc. (1)	691	234,187
Bio-Rad Laboratories, Inc. - Class A (1)	96	77,263
Corteva, Inc.	3,394	149,234
Illumina, Inc. (1)	671	306,754
Incyte Corp. (1)	848	64,863
Moderna, Inc. (1)	1,404	528,873
Regeneron Pharmaceuticals, Inc. (1)	479	322,559
Vertex Pharmaceuticals, Inc. (1)	1,187	237,744
		2,518,004
Building Materials - 0.6%
Fortune Brands Home & Security, Inc.	634	61,732
Johnson Controls International PLC	3,299	246,765
Martin Marietta Materials, Inc.	283	107,894
Masco Corp.	1,168	70,921
Vulcan Materials Co.	604	112,302
		599,614
Chemicals - 2.3%
Air Products and Chemicals, Inc.	1,019	274,631
Albemarle Corp.	536	126,892
DuPont de Nemours, Inc.	2,449	181,275
Ecolab, Inc.	1,145	258,037
FMC Corp.	588	55,054
Linde PLC	2,395	753,443
PPG Industries, Inc.	1,083	172,793
The Sherwin-Williams Co.	1,098	333,430
		2,155,555
Commercial Services - 0.4%
Cintas Corp.	404	159,891
Gartner, Inc. (1)	396	122,261
Robert Half International, Inc.	514	53,148
Rollins, Inc.	1,014	39,465
		374,765
Computers - 12.0%
Apple, Inc.	72,261	10,971,388
Cognizant Technology Solutions Corp.	2,420	184,670
Fortinet, Inc. (1)	624	196,647
HP, Inc.	5,531	164,492
		11,517,197
Cosmetics & Personal Care - 2.4%
Colgate-Palmolive Co.	3,896	303,693
The Estee Lauder Companies, Inc. - Class A	1,066	362,963
The Procter & Gamble Co.	11,275	1,605,447
		2,272,103
Distribution & Wholesale - 0.5%
Copart, Inc. (1)	951	137,249
Fastenal Co.	2,645	147,723
LKQ Corp. (1)	1,274	67,127
Pool Corp.	181	89,468
W.W. Grainger, Inc.	199	86,306
		527,873
Electrical Components & Equipment - 0.4%
Emerson Electric Co.	2,762	291,391
Generac Holdings, Inc. (1)	288	125,850
		417,241
Electronics - 1.2%
Agilent Technologies, Inc.	1,397	245,132
Allegion PLC	405	58,316
Fortive Corp.	1,557	115,016
Garmin Ltd.	684	119,310
Mettler-Toledo International, Inc. (1)	104	161,494
TE Connectivity Ltd.	1,520	228,334
Trimble, Inc. (1)	1,155	108,824
Waters Corp. (1)	283	117,168
		1,153,594
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (1)	625	108,581

Environmental Control - 0.5%
Pentair PLC	760	58,642
Republic Services, Inc.	966	119,910
Waste Management, Inc.	1,787	277,181
		455,733
Food - 0.7%
The Hershey Co.	670	119,059
Lamb Weston Holdings, Inc.	659	42,934
McCormick & Co., Inc.	1,146	98,888
Mondelez International, Inc.	6,470	401,593
		662,474
Hand & Machine Tools - 0.1%
Stanley Black & Decker, Inc.	744	143,793

Healthcare - Products - 7.5%
Abbott Laboratories	8,185	1,034,338
ABIOMED, Inc. (1)	203	73,884
Align Technology, Inc. (1)	329	233,261
Baxter International, Inc.	2,316	176,526
Boston Scientific Corp. (1)	6,543	295,416
The Cooper Companies, Inc.	224	100,959
Danaher Corp.	2,922	947,196
DENTSPLY SIRONA, Inc.	1,003	61,885
Edwards Lifesciences Corp. (1)	2,863	335,486
Henry Schein, Inc. (1)	647	48,907
Hologic, Inc. (1)	1,168	92,447
IDEXX Laboratories, Inc. (1)	392	264,114
Intuitive Surgical, Inc. (1)	544	573,137
Medtronic PLC	6,194	826,775
PerkinElmer, Inc.	511	94,433
ResMed, Inc.	666	193,493
STERIS PLC	447	96,109
Stryker Corp.	1,509	418,144
Teleflex, Inc.	209	82,651
Thermo Fisher Scientific, Inc.	1,808	1,003,350
West Pharmaceutical Services, Inc.	337	152,196
Zimmer Biomet Holdings, Inc.	952	143,228
		7,247,935
Healthcare - Services - 0.3%
Charles River Laboratories International, Inc. (1)	228	101,200
Laboratory Corp. of America Holdings (1)	445	135,004
Quest Diagnostics, Inc.	590	90,170
		326,374
Home Builders - 0.3%
D.R. Horton, Inc.	1,510	144,386
NVR, Inc. (1)	15	77,699
PulteGroup, Inc.	1,210	65,171
		287,256
Household Products & Wares - 0.5%
Avery Dennison Corp.	379	85,423
Church & Dwight Co., Inc.	1,123	93,950
The Clorox Co.	563	94,612
Kimberly-Clark Corp.	1,552	213,881
		487,866
Internet - 13.9%
Alphabet, Inc. - Class A (1)	1,385	4,008,121
Alphabet, Inc. - Class C (1)	1,309	3,808,195
Booking Holdings, Inc. (1)	187	430,038
CDW Corp.	642	128,792
eBay, Inc.	2,981	228,762
Etsy, Inc. (1)	583	126,080
F5 Networks, Inc. (1)	274	55,778
Facebook, Inc. - Class A (1)	11,038	4,187,596
NortonLifeLock, Inc.	2,663	70,729
Twitter, Inc. (1)	3,674	236,973
VeriSign, Inc. (1)	452	97,750
		13,378,814
Iron & Steel - 0.2%
Nucor Corp.	1,378	161,998

Machinery - Diversified - 0.7%
Dover Corp.	660	115,078
IDEX Corp.	343	76,832
Otis Worldwide Corp.	1,854	170,976
Rockwell Automation, Inc.	532	173,139
Xylem, Inc.	826	112,592
		648,617
Mining - 0.2%
Newmont Corp.	3,688	213,867

Miscellaneous Manufacturers - 1.5%
3M Co.	2,668	519,566
A.O. Smith Corp.	621	45,159
Eaton Corp. PLC	1,830	308,099
Illinois Tool Works, Inc.	1,319	307,143
Trane Technologies PLC	1,098	217,953
		1,397,920
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	243	142,682

Oil & Gas - 2.4%
Cabot Oil & Gas Corp.	1,812	28,793
Chevron Corp.	8,901	861,350
EOG Resources, Inc.	2,686	181,359
Exxon Mobil Corp.	19,502	1,063,249
Pioneer Natural Resources Co.	1,062	158,949
		2,293,700
Packaging & Containers - 0.1%
Packaging Corp. of America	434	65,838

Pharmaceuticals - 6.0%
Becton Dickinson and Co.	1,337	336,523
Dexcom, Inc. (1)	441	233,474
Eli Lilly & Co.	3,665	946,633
Johnson & Johnson	12,128	2,099,721
Merck & Co., Inc.	11,664	889,846
Organon & Co.	1,153	39,075
Pfizer, Inc.	25,784	1,187,869
		5,733,141
Real Estate Investment Trusts (REITs) - 1.6%
AvalonBay Communities, Inc.	642	147,390
Duke Realty Corp.	1,724	90,527
Equinix, Inc.	411	346,658
Equity Residential	1,579	132,747
Prologis, Inc.	3,406	458,652
Public Storage	698	225,880
Weyerhaeuser Co.	3,453	124,308
		1,526,162
Retail - 4.5%
Advance Auto Parts, Inc.	295	59,841
AutoZone, Inc. (1)	96	148,718
Dollar Tree, Inc. (1)	1,063	96,244
The Gap, Inc.	954	25,501
Genuine Parts Co.	665	81,256
The Home Depot, Inc.	4,896	1,596,977
Lowe's Companies, Inc.	3,255	663,662
O'Reilly Automotive, Inc. (1)	319	189,512
Ross Stores, Inc.	1,642	194,413
Starbucks Corp.	5,425	637,383
The TJX Companies, Inc.	5,553	403,814
Tractor Supply Co.	527	102,370
Ulta Beauty, Inc. (1)	252	97,602
		4,297,293
Semiconductors - 8.6%
Advanced Micro Devices, Inc. (1)	5,597	619,700
Analog Devices, Inc.	2,488	405,402
Applied Materials, Inc.	4,227	571,195
Intel Corp.	18,602	1,005,624
IPG Photonics Corp. (1)	163	27,821
KLA Corp.	702	238,652
Lam Research Corp.	656	396,762
Micron Technology, Inc. (1)	5,164	380,587
Monolithic Power Systems, Inc.	196	97,006
NVIDIA Corp.	11,478	2,569,350
NXP Semiconductors NV	1,269	273,000
QUALCOMM, Inc.	5,193	761,761
Teradyne, Inc.	762	92,537
Texas Instruments, Inc.	4,253	811,940
		8,251,337
Software - 16.7%
Adobe, Inc. (1)	2,199	1,459,476
Akamai Technologies, Inc. (1)	748	84,711
ANSYS, Inc. (1)	399	145,779
Autodesk, Inc. (1)	1,013	314,121
Cadence Design Systems, Inc. (1)	1,282	209,581
Cerner Corp.	1,387	105,897
Citrix Systems, Inc.	564	58,019
Intuit, Inc.	1,258	712,166
Microsoft Corp.	34,693	10,473,123
Paycom Software, Inc. (1)	223	109,025
PTC, Inc. (1)	481	63,328
Roper Technologies, Inc.	481	232,458
salesforce.com, Inc. (1)	4,445	1,179,125
ServiceNow, Inc. (1)	908	584,425
Synopsys, Inc. (1)	699	232,236
Tyler Technologies, Inc. (1)	186	90,340
		16,053,810
Telecommunications - 1.7%
Arista Networks, Inc. (1)	253	93,491
Cisco Systems, Inc.	19,412	1,145,696
Corning, Inc.	3,566	142,604
Juniper Networks, Inc.	1,508	43,702
Motorola Solutions, Inc.	780	190,492
		1,615,985
Textiles - 0.1%
Mohawk Industries, Inc. (1)	266	52,604

Transportation - 2.5%
C.H. Robinson Worldwide, Inc.	599	53,946
CSX Corp.	10,466	340,459
Expeditors International of Washington, Inc.	771	96,098
J.B. Hunt Transport Services, Inc.	382	67,767
Kansas City Southern	414	116,197
Norfolk Southern Corp.	1,152	292,078
Old Dominion Freight Line, Inc.	435	125,593
Union Pacific Corp.	3,058	663,097
United Parcel Service, Inc. - Class B	3,329	651,252
		2,406,487
Total Common Stocks
(Cost $73,794,243)		95,790,993

Total Investments In Securities - 99.8%
(Cost $73,794,243)		95,790,993
Other Assets in Excess of Liabilities - 0.2%		219,620
Total Net Assets - 100.0%		$96,010,613

   (1) Non-income producing security.

Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusion ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)	$95,790,993	$–	$–	$95,790,993
Total Investments in Securities	$95,790,993	$–	$–	$95,790,993

(1) See Schedule of Investments for industry breakout.